Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

13. CASH AND CASH EQUIVALENTS

As at December 31,	2021	2020
Cash	2,366	368
Short-Term Investments	507	10
	2,873	378